VOYAGE REVENUE - Summary of adoption of the new revenue recognition guidance on Condensed Consolidated Balance Sheet - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($)
$ in Thousands
	Jun. 30, 2019	Dec. 31, 2018
Current assets
Due from charterers	$ 63,187	$ 42,637
Prepaid expenses and other current assets	10,586	3,731
Equity:
Accumulated deficit	(68,790)	$ (56,477)
Balances without adoption of ASU 2014-09
Current assets
Due from charterers	68,597
Prepaid expenses and other current assets	8,402
Equity:
Accumulated deficit	(65,564)
Effect of Change
Current assets
Due from charterers	5,410
Prepaid expenses and other current assets	(2,184)
Equity:
Accumulated deficit	$ 3,226